Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance lease – interest	$ 102,788	$ 19,755	$ 319,944	$ 25,275
Finance lease – amortization	269,462	134,973	3,211,697	89,748
Total Lease Cost	$ 372,250	$ 154,728	$ 3,531,641	$ 115,023